REGULATORY REQUIREMENTS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
REGULATORY REQUIREMENTS
Summary of the net capital, the requirement and the excess capital for the Group's broker-dealer subsidiaries

	As of December 31, 2021
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	6,666,092	1,631,080	5,035,012
Futu Clearing Inc.	3,308,395	97,565	3,210,830
Moomoo Financial Inc.	149,871	22,560	127,311
Moomoo Financial Singapore pte Ltd.	345,424	156,646	188,778
Futu Insurance Brokers (Hong Kong) Limited	1,718	500	1,218

	As of June 30, 2022
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)

Futu Securities	6,243,794	1,593,608	4,650,186
Futu Clearing Inc.	3,456,065	303,734	3,152,331
Moomoo Financial Inc.	109,105	21,343	87,762
Moomoo Financial Singapore pte Ltd.	685,433	193,142	492,291
Futu Insurance Brokers (Hong Kong) Limited	1,498	500	998
Futu Securities (Australia) Ltd.	90,381	1,250	89,131

	As of December 31, 2021
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	6,666,092	1,631,080	5,035,012
Futu Clearing Inc.	3,308,395	97,565	3,210,830
Moomoo Financial Inc.	149,871	22,560	127,311
Moomoo Financial Singapore pte Ltd.	345,424	156,646	188,778
Futu Insurance Brokers (Hong Kong) Limited	1,718	500	1,218

	As of September 30, 2022
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$in thousands)
Futu Securities	5,044,921	1,572,427	3,472,494
Futu Clearing Inc.	4,057,214	321,482	3,735,732
Moomoo Financial Inc.	71,076	22,245	48,831
Moomoo Financial Singapore pte Ltd.	685,144	170,813	514,331
Futu Insurance Brokers (Hong Kong) Limited	1,399	500	899
Futu Securities (Australia) Ltd.	60,951	1,214	59,737